Average Annual Total Returns	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended	250 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	8.94%	14.53%	13.10%	10.24%
Intech S&P Large Cap Diversified Alpha ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.15%	10.00%	15.04%	12.91%	10.54%
Performance Inception Date					Mar. 01, 2004